Disclosures about Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Disclosures about Fair Value of Assets and Liabilities
Note 17:	Disclosures about Fair Value of Assets and Liabilities

ASC Topic 820, Fair Value Measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Topic 820 also specifies a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Available-for-sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  The Company has no Level 1 securities.  If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.  Level 2 securities include U.S. Government and agencies, mortgage-backed securities (Government-sponsored enterprises – residential) and municipal bonds.  In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.  The Company did not have securities considered Level 3 as of December 31, 2011.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$14,335,643	$—	$14,335,643	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	40,364,086	—	40,364,086	—
Municipal bonds	47,922,319	—	47,922,319	—

		2010
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$12,548,942	$—	$12,548,942	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,994,850	—	41,994,850	—
Municipal bonds	40,322,929	—	40,322,929	—

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment.  Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized.  This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.  Fair value adjustments were $(393,319) at December 31, 2011 and $(746,263) at December 31, 2010.

Mortgage Servicing Rights

The fair value used to determine the valuation allowance is estimated using discounted cash flow models.  Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.  Fair value adjustments on mortgage servicing rights were $(58,818) at December 31, 2011 and $(100,809) at December 31, 2010.

Foreclosed Assets

Foreclosed assets consist primarily of real estate owned.  Due to the subjective nature of establishing the fair value when the asset is acquired, the actual fair value of the real estate owned or foreclosed asset could differ from the original estimate and are classified within Level 3 of the fair value hierarchy.  Fair value adjustments on foreclosed assets were $32,352 at December 31, 2011 and $76,998 at December 31, 2010.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$867,318	$—	$—	$867,318
Mortgage servicing rights	697,733	—	—	697,733
Foreclosed assets	435,480	—	—	435,480
		2010
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$2,407,740	$—	$—	$2,407,740
Mortgage servicing rights	797,327	—	—	797,327
Foreclosed assets	459,877	—	—	459,877

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying consolidated balance sheets at amounts other than fair value.

Cash and Cash Equivalents, Interest Receivable, Interest-earning Time Deposits in Banks and Federal Home Loan Bank Stock

The carrying amount approximates fair value.

Other investments

The carrying amount approximates fair value.

Loans Held for Sale

For homogeneous categories of loans, such as mortgage loans held for sale, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics.

Loans

The fair value of loans is estimated by discounting the future cash flows using the market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans with similar characteristics were aggregated for purposes of the calculations.  The carrying amount of accrued interest approximates its fair value.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits.  The carrying amount approximates fair value.  The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Short-term Borrowings, Interest Payable and Advances From Borrowers for Taxes and Insurance

The carrying amount approximates fair value.

Commitments to Originate Loans, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$11,387,947	$11,387,947	$8,943,400	$8,943,400
Interest-earning time deposits in banks	2,476,000	2,476,000	—	—
Available-for-sale securities	102,622,048	102,622,048	94,866,721	94,866,721
Other investments	116,088	116,088	130,049	130,049
Loans held for sale	446,818	446,818	280,000	280,000
Loans, net of allowance for loan losses	170,865,102	169,667,091	176,442,118	175,436,281
Federal Home Loan Bank stock	1,113,800	1,113,800	1,113,800	1,113,800
Interest receivable	2,071,534	2,071,534	1,872,779	1,872,779

Financial liabilities
Deposits	254,240,060	265,515,126	256,423,647	259,188,963
Short-term borrowings	6,517,750	6,517,750	4,018,235	4,018,235
Advances from borrowers for taxes and insurance	740,083	740,083	629,788	629,788
Interest payable	349,121	349,121	556,257	556,257

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—